CONSOLIDATED BALANCE SHEETS (Q1) (Parenthetical)	3 Months Ended
Mar. 31, 2022 $ / shares shares
LIABILITIES AND STOCKHOLDERS' EQUITY
Percentage of convertible promissory note	15.00%
Stockholders' Equity:
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized (in shares)	38,395,870
Common stock, shares issued (in shares)	13,576,115
Common stock, shares outstanding (in shares)	13,576,115
Series A Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized (in shares)	5,088,944
Preferred stock, shares issued (in shares)	5,088,944
Preferred stock, shares outstanding (in shares)	5,088,944
Series B Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized (in shares)	4,584,202
Preferred stock, shares issued (in shares)	4,584,202
Preferred stock, shares outstanding (in shares)	4,584,202
Series Seed Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized (in shares)	6,911,715
Preferred stock, shares issued (in shares)	6,911,715
Preferred stock, shares outstanding (in shares)	6,911,715